Contract Balances (Details) - Schedule of contract liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Contract Liabilities [Abstract]
Tuition fee	¥ 116,407	¥ 120,653
Accommodation fee	9,581	12,339
Deposit	1,389	32
Teaching and Miscellaneous Fees	1,060	3,112
Training fee	5,512	5,113
Service charge	7,625	663
Contract liabilities	¥ 141,574	¥ 141,912